Cryptocurrencies - Schedule of Cryptocurrencies Holdings (Details) - BNB Fair Value [Member]	12 Months Ended
Dec. 31, 2025 CNY (¥)
Schedule of Cryptocurrencies Holdings [Line Items]
Cryptocurrencies at December 31, 2024	¥ 242,889,085
Cryptocurrencies purchased using fiat currency	351,431,373
Cryptocurrencies disposed for fiat currency	(55,437,668)
Cryptocurrencies received from issuance of ordinary shares	42,430,764
Cryptocurrencies paid for purchase of investment	(35,714,536)
Cryptocurrencies borrowed	704,007,431
Cryptocurrencies repaid	(662,029,251)
Cryptocurrencies received from airdrop	24,904,307
Cryptocurrencies received from investment products	8,954,982
Cryptocurrencies paid as collateral	(8,575,337)
Cryptocurrencies paid for expenses	(8,644,823)
Others	83,079
Changes in fair value of cryptocurrencies	178,565,656
Foreign currency translation adjustment	(14,309,642)
Cryptocurrencies at December 31, 2025	¥ 768,555,420